Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP Salaried DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets	$ 4,591,196	$ 4,184,548
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(14,847)	(28,417)
Plan’s interest in Master Trust A at fair value per the Form 5500	$ 4,576,349	$ 4,156,131